Other Current Assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Current Assets [Abstract]
Insurance prepaid assets		$ 54
Advance to Meliá Hotels International, S.A (See Note 11)		500
Prepaid expenses			824
Tax refund receivable		393
Other		114	18
Total	$ 1,025	$ 1,061	$ 842